Supplemental of Cash Flows - Transactions not affecting cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Supplemental Of Cash Flow [Abstract]
Extended long-term borrowings with related party	$ 34,014		$ 0
Reassessment right-of-use assets	742	$ (102)	0
Reassessment lease liabilities	$ (987)		$ 0